RESTRUCTURING CHARGES - Additional Information - 10K (Details) $ in Millions		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 30, 2013 job_position	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) job_position	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges		$ 0.5		$ (3.6)		$ 1.8	$ (3.1)	$ 10.5	$ 21.3	$ 3.5
Payments for restructuring						3.7		12.4	22.6
Gain (loss) on sale of property, plant and equipment									(2.6)
Restructuring reserve within accrued expenses and other		9.8	$ 11.8			9.8		11.8	13.7
Accrued Expenses and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve within accrued expenses and other		9.8	11.8			9.8		11.8	13.7
Other Long-term Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve within other long-term liabilities									0.3
Other [Member]
Restructuring Cost and Reserve [Line Items]
Gain (loss) on sale of property, plant and equipment									2.6
Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges			9.5			1.2		9.5
Expected cash payments		12.0	10.3			12.0		10.3
Expected cash payments, capital expenditures		0.2	0.2			0.2		0.2
Payments for restructuring						1.6		2.8
Expected restructuring and related charges		11.7				11.7
Efficiency Program [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring								5.8
Expected restructuring and related charges			10.1					10.1
Efficiency Program [Member] | Consumer Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges						0.5		6.0
Expected restructuring and related charges		6.9	6.1			6.9		6.1
Efficiency Program [Member] | Professional [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges						0.6		3.2
Expected restructuring and related charges		4.4	3.7			4.4		3.7
Efficiency Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges						0.6
Payments for restructuring						1.2		2.8
Expected restructuring and related charges		10.0	9.5			10.0		9.5
Efficiency Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges						0.6
Payments for restructuring						0.4		0.0
Expected restructuring and related charges		$ 1.7	0.6			1.7		0.6
Integration Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges								(1.8)	20.1
Expected cash payments			1.8					1.8
Payments for restructuring								6.7	9.6
Restructuring, capital expenditures and related non-restructuring costs								45.0
Integration costs								2.1	5.9	12.5
Integration-related capital expenditures								5.3
Payments for integration-related capital expenditures								0.9	4.4
Expected restructuring and related charges			18.3					18.3
Integration Program [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges			16.1					16.1
Integration Program [Member] | Consumer Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges								3.1	10.2
Integration Program [Member] | Professional [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges								1.3	9.9
Integration Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring						0.8		5.2	7.6
Expected restructuring and related charges			13.9					13.9
Integration Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring						0.0		0.6	1.2
Expected restructuring and related charges			2.2					2.2
December 2013 Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges					$ 13.5					20.0
Expected cash payments			17.0					17.0
Payments for restructuring								0.0	$ 15.5	$ 0.1
Expected restructuring and related charges			18.9					18.9
Number of positions eliminated | job_position	1,100								1,100
Number of positions eliminated related to employees retained indirectly through a third party (job positions) | job_position									940
December 2013 Program [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges			8.9					8.9
December 2013 Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring						0.0		0.0	$ 7.3
Expected restructuring and related charges			8.6					8.6
December 2013 Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring						0.0		0.0	0.3
Expected restructuring and related charges			$ 0.3					0.3
Other Immaterial Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges								3.9	2.7
Other Immaterial Actions [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges									5.3
Payments for restructuring						1.0		2.4	4.5
Other Immaterial Actions [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring						$ 0.3		$ 1.4	$ 1.7